Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (4,927,000)	$ (3,531,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs	28,000	28,000
Non-cash interest expense		50,000
Unrealized loss on investment		2,000
Share-based compensation	976,000	196,000
Changes in operating assets and liabilities:
Income and other tax receivables	(610,000)	(9,000)
Rebate receivable		47,000
Prepaid expenses and other assets	(45,000)	5,000
Accounts payable and accrued liabilities	681,000	(131,000)
Net cash used in operating activities	(3,897,000)	(3,343,000)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	500,000
Purchases of short-term investments		(501,000)
Net cash provided (used in) by investing activities	500,000	(501,000)
Cash flows from financing activities:
Proceeds from Issuance of Common Stock	1,513,000
Proceeds from issuance of debt, net of debt issuance costs of $9k		2,391,000
Proceeds from the exercise of stock options	762,000	424,000
Proceeds from the exercise of stock purchase warrants	400,000
Net cash provided by financing activities	2,675,000	2,815,000
Effect of exchange rate changes on cash and cash equivalents	(7,000)	(11,000)
Net decrease in cash and cash equivalents	(729,000)	(1,040,000)
Cash and cash equivalents at beginning of period	1,654,000	2,694,000
Cash and cash equivalents at end of period	925,000	1,654,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest	145,000	106,000
Supplemental disclosure of non-cash transactions:
Conversion of notes payable and accrued interest into common stock	226,000	101,000
Notes payable assumed in merger (Note 6)	$ 250,000